UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22761

Investment Company Act file number:

Stone Ridge Trust

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

(Name and address of agent for service)

1-855-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1. Schedule of Investments.

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT		FAIR VALUE
EVENT LINKED BONDS - 85.7%
China - 0.2%
Earthquake - 0.2%
Panda Re 2015-1
4.050%, 06/30/2018 (a)(b)(c) (Cost: $2,065,000; Acquisition Date: 06/26/2015)		$2,065,000	$2,067,405

Europe - 0.3%
Windstorm - 0.3%
Calypso Capital II Class B
3.660%, 01/08/2018 (a)(b)(c)(d) (Cost: $3,733,927; Acquisition Date: 10/07/2013)	EUR	2,750,000	3,272,856

Global - 36.3%
Earthquake - 0.8%
Acorn Re 2015-1
4.656%, 07/17/2018 (a)(b)(c)(d) (Cost: $5,250,000; Acquisition Date: 07/02/2015)		$5,250,000	5,331,113
IBRD CAR 113-Class A
5.739%, 08/11/2020 (a)(b)(c) (Cost: $4,614,000; Acquisition Date: 07/24/2017)		4,614,000	4,614,000

			9,945,113

Mortality/Longevity - 4.0%
Benu Capital Class B
3.350%, 01/08/2020 (a)(b)(c)(d) (Cost: $12,884,938; Acquisition Date: 04/21/2015)	EUR	12,000,000	14,405,142
Chesterfield 2014-1
4.500%, 12/15/2034 (c) (Cost: $18,920,412; Acquisition Date: 12/11/2014)		$18,920,412	18,867,435
IBRD CAR 111-Class A
7.957%, 07/15/2020 (a)(b)(c) (Cost: $8,708,000; Acquisition Date: 06/28/2017)		8,708,000	8,718,450
IBRD CAR 112-Class B
12.733%, 07/15/2020 (a)(b)(c) (Cost: $871,000; Acquisition Date: 06/28/2017)		871,000	872,742
Vita Capital VI
4.185%, 01/08/2021 (a)(b)(c)(d) (Cost: $3,000,000; Acquisition Date: 12/15/2015)		3,000,000	3,073,650
Vitality Re VI Class B
3.177%, 01/08/2018 (a)(b)(c) (Cost: $1,000,000; Acquisition Date: 01/21/2015)		1,000,000	1,000,650

			46,938,069

Multiperil - 30.1%
Atlas IX 2015-1
8.964%, 01/07/2019 (a)(b)(c)(d) (Cost: $9,202,643; Original Acquisition Date: 02/05/2015)		9,169,000	9,314,329
Atlas IX 2016-1
8.529%, 01/08/2020 (a)(b)(c)(d) (Cost: $25,983,329; Original Acquisition Date: 12/23/2015)		25,948,000	27,151,987
Galileo Re 2015-1 Class A
14.577%, 01/08/2018 (a)(b)(c)(d) (Cost: $19,186,304; Original Acquisition Date: 01/29/2015)		19,127,000	19,186,294
Galileo Re 2016-1 Class A
14.317%, 01/08/2019 (a)(b)(c) (Cost: $13,618,000; Acquisition Date: 01/20/2016)		13,618,000	13,690,856
Galileo Re 2016-1 Class B
9.797%, 01/08/2019 (a)(b)(c)(d) (Cost: $13,618,000; Acquisition Date: 01/20/2016)		13,618,000	13,724,901
Galileo Re 2016-1 Class C
7.797%, 01/08/2019 (a)(b)(c)(d) (Cost: $13,617,000; Acquisition Date: 01/20/2016)		13,617,000	13,687,808
Kilimanjaro Re 2014-1 Class B
5.577%, 04/30/2018 (a)(b)(c)(d) (Cost: $16,746,000; Acquisition Date: 04/17/2014)		16,746,000	16,769,444
Kilimanjaro Re 2014-2 Class C
4.827%, 11/25/2019 (a)(b)(c)(d) (Cost: $42,941,834; Original Acquisition Date: 11/07/2014)		42,886,000	43,625,783
Kilimanjaro Re 2015-1 Class D
10.327%, 12/06/2019 (a)(b)(c) (Cost: $10,000,000; Acquisition Date: 11/10/2015)		10,000,000	10,331,500
Kilimanjaro Re 2015-1 Class E
7.827%, 12/06/2019 (a)(b)(c) (Cost: $15,799,374; Original Acquisition Date: 11/10/2015)		15,784,000	16,008,922
Kilimanjaro Re II 2017-1 Class A-1
11.148%, 04/20/2021 (a)(b)(c) (Cost: $3,666,000; Acquisition Date: 04/06/2017)		3,666,000	3,732,721
Kilimanjaro Re II 2017-1 Class B-1
8.648%, 04/20/2021 (a)(b)(c) (Cost: $12,778,388; Original Acquisition Date: 04/06/2017)		12,659,000	12,871,038
Kilimanjaro Re II 2017-1 Class C-1
7.148%, 04/20/2021 (a)(b)(c) (Cost: $18,203,567; Original Acquisition Date: 04/06/2017)		18,046,000	18,351,880
Kilimanjaro Re II 2017-2 Class A-2
11.168%, 04/21/2022 (a)(b)(c) (Cost: $1,571,000; Acquisition Date: 04/06/2017)		1,571,000	1,599,357
Kilimanjaro Re II 2017-2 Class B-2
8.668%, 04/21/2022 (a)(b)(c) (Cost: $2,357,000; Acquisition Date: 04/06/2017)		2,357,000	2,395,655
Kilimanjaro Re II 2017-2 Class C-2
7.168%, 04/21/2022 (a)(b)(c) (Cost: $1,760,000; Acquisition Date: 04/06/2017)		1,760,000	1,790,888
Loma Re 2013-1 Class A
8.240%, 01/08/2018 (a)(b)(c) (Cost: $3,665,000; Acquisition Date: 12/20/2013)		3,665,000	3,644,842
Loma Re 2013-1 Class B
13.397%, 01/08/2018 (a)(b)(c) (Cost: $9,995,000; Acquisition Date: 12/20/2013)		9,995,000	9,904,046
Loma Re 2013-1 Class C
18.367%, 01/08/2018 (a)(b)(c) (Cost: $19,011,000; Acquisition Date: 12/20/2013)		19,011,000	18,756,253
Queen Street XII
6.523%, 04/08/2020 (a)(b)(c)(d) (Cost: $3,463,000; Acquisition Date: 05/13/2016)		3,463,000	3,490,877
Resilience Re Series 1642B
11.070%, 04/07/2019 (a)(b)(c)(e) (Cost: $6,849; Acquisition Date: 04/07/2016)		15,411,000	331,337
Riverfront Re 2017-1 Class A
5.577%, 01/15/2021 (a)(b)(c) (Cost: $1,397,000; Acquisition Date: 05/23/2017)		1,397,000	1,396,162
Tradewynd Re 2013-1 Class 1
9.737%, 07/09/2018 (a)(b)(c) (Cost: $14,500,000; Acquisition Date: 07/02/2013)		14,500,000	15,325,050
Tradewynd Re 2014-1 Class 3-A
5.400%, 01/08/2018 (a)(b)(c) (Cost: $15,000,000; Acquisition Date: 12/05/2014)		15,000,000	14,998,500
Tradewynd Re 2014-1 Class 3-B
7.430%, 01/08/2018 (a)(b)(c) (Cost: $40,000,000; Acquisition Date: 12/05/2014)		40,000,000	40,184,000
Tramline Re II 2014-1 Class A
9.327%, 01/04/2019 (a)(b)(c) (Cost: $25,750,000; Acquisition Date: 12/04/2014)		25,750,000	25,865,875

			358,130,305

Other - 0.4%
Operational Re
5.500%, 04/08/2021 (a)(c) (Cost: $5,093,092; Acquisition Date: 05/19/2016)	CHF	5,047,000	5,281,186

Windstorm - 1.0%
IBRD CAR 114-Class B
10.547%, 12/20/2019 (a)(b)(c) (Cost: $2,884,000; Acquisition Date: 07/24/2017)		$2,884,000	2,884,000
IBRD CAR 115-Class C
7.147%, 05/19/2020 (a)(b)(c) (Cost: $2,019,000; Acquisition Date: 07/24/2017)		2,019,000	2,019,000
Queen Street X
6.827%, 06/08/2018 (a)(b)(c)(d) (Cost: $1,279,000; Acquisition Date: 03/25/2015)		1,279,000	1,277,273
Queen Street XI
7.227%, 06/07/2019 (a)(b)(c)(d) (Cost: $6,000,000; Acquisition Date: 12/15/2015)		6,000,000	6,037,200

			12,217,473

			432,512,146

Japan - 3.5%
Earthquake - 3.4%
Kizuna Re II 2014-1 Class A
3.327%, 04/06/2018 (a)(b)(c)(d) (Cost: $6,750,000; Acquisition Date: 02/28/2014)		6,750,000	6,764,512
Kizuna Re II 2014-1 Class B
3.577%, 04/06/2018 (a)(b)(c)(d) (Cost: $4,500,000; Acquisition Date: 02/28/2014)		4,500,000	4,512,600
Nakama Re 2014-1 Class 2
3.577%, 04/13/2018 (a)(b)(c)(d) (Cost: $4,250,000; Acquisition Date: 05/23/2014)		4,250,000	4,255,525
Nakama Re 2014-2 Class 2
3.952%, 01/16/2020 (a)(b)(c)(d) (Cost: $5,630,386; Original Acquisition Date: 12/12/2014)		5,625,000	5,767,312
Nakama Re 2015-1 Class 2
4.327%, 01/14/2021 (a)(b)(c)(d) (Cost: $6,000,000; Acquisition Date: 12/14/2015)		6,000,000	6,221,700
Nakama Re 2016-1 Class 1
3.246%, 10/13/2021 (a)(b)(c)(d) (Cost: $7,500,000; Acquisition Date: 09/21/2016)		7,500,000	7,632,750
Nakama Re 2016-1 Class 2
4.296%, 10/13/2021 (a)(b)(c)(d) (Cost: $4,830,000; Acquisition Date: 09/21/2016)		4,830,000	4,959,686

			40,114,085

Windstorm - 0.1%
Aozora Re 2016-1 A
3.488%, 04/07/2020 (a)(b)(c)(d) (Cost: $1,149,000; Acquisition Date: 03/23/2016)		1,149,000	1,165,316

			41,279,401

Turkey - 0.3%
Earthquake - 0.3%
Bosphorus 2015-1 Class A
4.468%, 08/17/2018 (a)(b)(c)(d) (Cost: $3,250,000; Acquisition Date: 08/11/2015)		3,250,000	3,301,188

United States - 45.1%
Earthquake - 11.7%
Golden State Re II 2014-1 Class A
3.277%, 01/08/2019 (a)(b)(c)(d) (Cost: $12,095,000; Original Acquisition Date: 09/10/2014)		12,100,000	12,059,465
Merna Re 2015-1 Class A
3.077%, 04/09/2018 (a)(b)(c)(d) (Cost: $1,478,000; Acquisition Date: 03/16/2015)		1,478,000	1,477,113
Merna Re 2016-1 Class A
3.327%, 04/08/2019 (a)(b)(c) (Cost: $1,131,000; Acquisition Date: 03/24/2016)		1,131,000	1,135,128
Ursa Re 2014-1 Class B
5.000%, 12/07/2017 (a)(b)(c)(d) (Cost: $28,750,000; Acquisition Date: 11/14/2014)		28,750,000	28,741,375
Ursa Re 2015-1 Class B
5.000%, 09/21/2018 (a)(b)(c)(d) (Cost: $31,318,099; Original Acquisition Date: 09/10/2015)		31,250,000	31,667,188
Ursa Re 2016-1 Class A
4.000%, 12/10/2019 (a)(b)(c)(d) (Cost: $19,036,523; Original Acquisition Date: 11/21/2016)		18,944,000	19,012,199
Ursa Re 2017-1 Class B
3.500%, 05/27/2020 (a)(b)(c) (Cost: $16,983,000; Acquisition Date: 05/10/2017)		16,983,000	17,006,776
Ursa Re 2017-1 Class E
6.000%, 06/27/2020 (a)(b)(c) (Cost: $28,087,000; Acquisition Date: 05/10/2017)		28,087,000	28,136,152

			139,235,396

Multiperil - 21.3%
Blue Halo Re 2016-1 Class A
15.077%, 06/21/2019 (a)(b)(c)(d) (Cost: $4,750,000; Acquisition Date: 06/10/2016)		4,750,000	4,802,725
Blue Halo Re 2016-1 Class B
20.828%, 06/21/2019 (a)(b)(c) (Cost: $2,600,000; Acquisition Date: 06/10/2016)		2,600,000	2,563,990
Blue Halo Re 2016-2 Class C
9.327%, 07/26/2019 (a)(b)(c)(d) (Cost: $9,241,791; Original Acquisition Date: 07/18/2016)		9,186,000	9,409,220
Caelus Re IV 2016-1 Class A
6.567%, 03/06/2020 (a)(b)(c) (Cost: $5,419,656; Original Acquisition Date: 02/23/2016)		5,395,000	5,647,216
Caelus Re V 2017-1 Class B
5.577%, 06/05/2024 (a)(b)(c) (Cost: $1,297,000; Acquisition Date: 04/27/2017)		1,297,000	1,306,598
Caelus Re V 2017-1 Class C
7.577%, 06/05/2024 (a)(b)(c) (Cost: $830,000; Acquisition Date: 04/27/2017)		830,000	832,656
Caelus Re V 2017-1 Class D
10.327%, 06/05/2024 (a)(b)(c) (Cost: $830,000; Acquisition Date: 04/27/2017)		830,000	831,660
East Lane Re VI 2014-1 Class A
3.727%, 03/14/2018 (a)(b)(c) (Cost: $13,807,000; Acquisition Date: 03/03/2014)		13,807,000	13,822,188
East Lane Re VI 2015-1 Class A
4.467%, 03/13/2020 (a)(b)(c) (Cost: $10,787,000; Acquisition Date: 03/02/2015)		10,787,000	10,876,532
Espada Re 2016-1 Class 20
5.490%, 06/06/2020 (a)(b)(c) (Cost: $1,785,000; Acquisition Date: 02/12/2016)		1,785,000	1,780,716
First Coast Re 2016-1 Class A
4.987%, 06/07/2019 (a)(b)(c) (Cost: $7,000,000; Acquisition Date: 05/25/2016)		7,000,000	7,026,250
Fortius Re 2017-1
5.205%, 07/07/2024 (a)(b)(c) (Cost: $1,010,000; Acquisition Date: 07/14/2017)		1,010,000	1,011,313
Long Point Re III 2015-1 Class A
3.500%, 05/23/2018 (a)(b)(c) (Cost: $15,000,000; Acquisition Date: 05/07/2015)		15,000,000	15,102,750
Northshore Re 2017-1 Class A
8.327%, 07/06/2020 (a)(b)(c) (Cost: $19,462,000; Acquisition Date: 06/26/2017)		19,462,000	19,506,762
PennUnion Re 2015-1
5.577%, 12/07/2018 (a)(b)(c) (Cost: $2,829,000; Acquisition Date: 10/05/2015)		2,829,000	2,834,800
Residential Re 2013-I Class 11
6.327%, 12/06/2017 (a)(b)(c) (Cost: $5,500,000; Acquisition Date: 11/18/2013)		5,500,000	5,493,675
Residential Re 2013-II Class 4
21.077%, 12/06/2017 (a)(b)(c) (Cost: $12,639,570; Original Acquisition Date: 11/18/2013)		12,623,000	12,599,016
Residential Re 2014-I Class 10
16.057%, 06/06/2018 (a)(b)(c) (Cost: $13,162,000; Acquisition Date: 05/22/2014)		13,162,000	13,348,242
Residential Re 2014-I Class 13
4.637%, 06/06/2018 (a)(b)(c) (Cost: $141,000; Acquisition Date: 05/22/2014)		141,000	141,465
Residential Re 2014-II Class 4
6.207%, 12/06/2018 (a)(b)(c) (Cost: $8,000,000; Acquisition Date: 11/20/2014)		8,000,000	8,000,400
Residential Re 2015-I Class 10
12.047%, 06/06/2019 (a)(b)(c) (Cost: $6,053,000; Acquisition Date: 05/21/2015)		6,053,000	6,166,494
Residential Re 2015-I Class 11
7.017%, 06/06/2019 (a)(b)(c) (Cost: $6,585,000; Acquisition Date: 05/21/2015)		6,585,000	6,706,493
Residential Re 2015-II Class 3
8.027%, 12/06/2019 (a)(b)(c) (Cost: $12,500,000; Acquisition Date: 11/20/2015)		12,500,000	12,770,625
Residential Re 2016-I Class 10
12.627%, 06/06/2023 (a)(b)(c) (Cost: $2,391,000; Acquisition Date: 04/28/2016)		2,391,000	2,434,875
Residential Re 2016-I Class 11
5.807%, 06/06/2023 (a)(b)(c) (Cost: $3,074,000; Acquisition Date: 04/28/2016)		3,074,000	3,062,319
Residential Re 2016-I Class 13
4.327%, 06/06/2023 (a)(b)(c) (Cost: $6,000,000; Acquisition Date: 04/28/2016)		6,000,000	5,989,800
Residential Re 2017-I Class 11
5.827%, 06/06/2021 (a)(b)(c) (Cost: $1,769,000; Acquisition Date: 04/19/2017)		1,769,000	1,767,762
Sanders Re 2014-1 Class B
4.037%, 05/25/2018 (a)(b)(c) (Cost: $18,750,000; Acquisition Date: 05/07/2014)		18,750,000	18,763,125
Sanders Re 2014-1 Class C
4.327%, 05/25/2018 (a)(b)(c) (Cost: $19,000,000; Acquisition Date: 05/07/2014)		19,000,000	19,003,800
Sanders Re 2014-1 Class D
4.857%, 05/28/2019 (a)(b)(c) (Cost: $6,705,000; Acquisition Date: 05/07/2014)		6,705,000	6,747,912
Sanders Re 2017-2 Class A
4.523%, 06/05/2020 (a)(b)(c) (Cost: $3,142,000; Acquisition Date: 05/24/2017)		3,142,000	3,137,444
Spectrum Capital Ltd. 2017-1 A
6.974%, 06/08/2021 (a)(b)(c) (Cost: $11,657,000; Acquisition Date: 06/13/2017)		11,657,000	11,717,616
Spectrum Capital Ltd. 2017-1 B
4.627%, 06/08/2021 (a)(b)(c) (Cost: $16,903,000; Acquisition Date: 06/13/2017)		16,903,000	16,956,245
Torrey Pines Re 2017-1 Class B
4.815%, 06/09/2025 (a)(b)(c) (Cost: $623,000; Acquisition Date: 04/27/2017)		623,000	623,685
Torrey Pines Re 2017-1 Class C
7.315%, 06/09/2024 (a)(b)(c) (Cost: $467,000; Acquisition Date: 04/27/2017)		467,000	466,696

			253,253,065

Windstorm - 12.1%
Alamo Re 2015-1 Class A
5.887%, 06/07/2018 (a)(b)(c) (Cost: $34,759,588; Original Acquisition Date: 05/06/2015)		34,732,000	35,357,176
Alamo Re 2015-1 Class B
5.477%, 06/07/2018 (a)(b)(c)(d) (Cost: $16,949,815; Original Acquisition Date: 05/06/2015)		16,941,000	17,472,100
Alamo Re 2017-1 Class A
4.827%, 06/08/2020 (a)(b)(c) (Cost: $3,193,000; Acquisition Date: 05/23/2017)		3,193,000	3,231,476
Bonanza Re 2016-1 Class A
4.865%, 12/31/2019 (a)(b)(c) (Cost: $478,000; Original Acquisition Date: 11/28/2016)		478,000	475,825
Bonanza Re 2016-1 Class B
6.115%, 12/31/2019 (a)(b)(c) (Cost: $946,000; Original Acquisition Date: 11/28/2016)		946,000	937,344
Citrus Re 2015-1 Class A
6.217%, 04/09/2018 (a)(b)(c)(d) (Cost: $8,499,000; Acquisition Date: 04/01/2015)		8,499,000	8,567,417
Citrus Re 2015-1 Class B
8.037%, 04/09/2018 (a)(b)(c)(d) (Cost: $12,747,000; Acquisition Date: 04/01/2015)		12,747,000	12,833,042
Citrus Re 2015-1 Class C
10.107%, 04/09/2018 (a)(b)(c) (Cost: $3,931,000; Acquisition Date: 04/01/2015)		3,931,000	3,924,121
Citrus Re 2016-1 Class D-50
8.577%, 02/25/2019 (a)(b)(c) (Cost: $4,743,000; Acquisition Date: 02/19/2016)		4,743,000	4,830,983
Citrus Re 2016-1 Class E-50
11.577%, 02/25/2019 (a)(b)(c) (Cost: $3,952,000; Acquisition Date: 02/19/2016)		3,952,000	3,992,113
Cranberry Re 2015-1 Class A
4.977%, 07/06/2018 (a)(b)(c) (Cost: $3,706,000; Acquisition Date: 04/23/2015)		3,706,000	3,748,063
Cranberry Re 2017-1 Class A
3.048%, 07/13/2023 (a)(b)(c) (Cost: $13,000,000; Acquisition Date: 06/05/2017)		13,000,000	13,005,200
Everglades Re II 2017-1 Class A
6.077%, 05/08/2023 (a)(b)(c) (Cost: $2,075,000; Acquisition Date: 04/27/2017)		2,075,000	2,111,416
Gator Re 2014-1 Class A
0.500%, 08/09/2017 (a)(b)(c) (Cost: $3,460,800; Acquisition Date: 03/04/2014)		3,460,800	—
Kilimanjaro Re 2014-1 Class A
5.827%, 04/30/2018 (a)(b)(c)(d) (Cost: $13,260,000; Acquisition Date: 04/17/2014)		13,260,000	13,265,304
Manatee Re 2015-1 Class A
6.377%, 12/22/2017 (a)(b)(c) (Cost: $3,429,000; Acquisition Date: 03/23/2015)		3,429,000	3,419,056
Manatee Re 2016-1 Class A
5.750%, 03/13/2019 (a)(b)(c) (Cost: $556,000; Acquisition Date: 03/02/2016)		556,000	550,940
Manatee Re 2016-1 Class C
17.260%, 03/14/2022 (a)(b)(c) (Cost: $835,000; Acquisition Date: 03/02/2016)		835,000	825,648
Market Re 2016-3 Class A
3.000%, 07/08/2019 (a)(b)(c) (Cost: $4,000,000; Acquisition Date: 06/21/2016)		4,000,000	4,038,917
Market Re 2017-1 Class A
6.445%, 06/08/2018 (a)(b)(c)(e) (Cost: $9,300,000; Acquisition Date: 06/05/2017)		9,300,000	9,362,336
Oak Leaf Re Ltd. 2017-1 A
5.216%, 06/09/2018 (a)(b)(c)(e) (Cost: $3,000,000; Acquisition Date: 06/06/2017)		3,000,000	3,015,946

			144,964,423

			537,452,884

TOTAL EVENT LINKED BONDS (Cost $1,013,426,885)			1,019,885,880

PARTICIPATION NOTES - 4.3%
Global - 4.3%
Multiperil - 4.3%
Eden Re II 2016-1 Class B
04/23/2019 (a)(c)(f) (Cost: $19,249; Acquisition Date: 03/24/2016)		19,247	1,349,047
Sector Re V Series 6 Class B
03/01/2021 (a)(g) (Cost: $86,667; Acquisition Date: 04/28/2016)		86,667	4,388,106
Sector Re V Series 6 Class F
03/01/2021 (a)(g) (Cost: $33,295; Acquisition Date: 04/25/2016)		33,295	502,778
Sector Re V Series 6 Class G
03/01/2021 (a)(g) (Cost: $66,659; Acquisition Date: 04/28/2016)		66,659	5,173,178
Sector Re V Series 7 Class B
03/01/2022 (a)(g)(h) (Cost: $13,874,487; Acquisition Date: 04/27/2017)		13,874,487	14,186,663
Sector Re V Series 7 Class G
03/01/2022 (a)(g)(h) (Cost: $25,371,890; Acquisition Date: 04/27/2017)		25,371,890	25,755,006

TOTAL PARTICIPATION NOTES (Cost $39,452,247)			51,354,778

	SHARES		FAIR VALUE
PREFERENCE SHARES - 10.8%
Global - 10.8%
Multiperil - 10.8%
Arenal (Artex Segregated Account Company) (a)(f)(g) (Cost: $18,973,976; Original Acquisition Date: 05/07/2015)		18,011	24,289,440
Biscayne (Artex Segregated Account Company) (a)(f)(g)(h) (Cost: $28,289,717; Original Acquisition Date: 04/30/2014)		28,192	34,605,640
Hatteras (Artex Segregated Account Company) (a)(f)(g) (Cost: $6,300,000; Acquisition Date: 12/30/2014)		6,300	7,189,613
Hilo (Artex Segregated Account Company) (a)(f)(g)(h) (Cost: $3,651,024; Acquisition Date: 06/09/2015)		3,651	4,499,515
Hudson Charles 2 (Mt. Logan Re) (a)(g) (Cost: $11,534,500; Acquisition Date: 04/02/2014)		11,535	11,850,794
Hudson Charles 3 (Mt. Logan Re) (a)(g) (Cost: $15,350,000; Acquisition Date: 06/19/2014)		15,350	15,469,274
Kona (Artex Segregated Account Company) (a)(f)(g) (Cost: $0; Acquisition Date: 07/23/2015)		2,862	80,564
LRe 2015 (Lorenz Re Ltd.) (a)(f)(g)(h) (Cost: $0; Acquisition Date: 03/31/2015)		367	110,939
LRe 2016 (Lorenz Re Ltd.) (a)(f)(g) (Cost: $0; Acquisition Date: 04/01/2016)		51,070	491,874
Rondout (Artex Segregated Account Company) (a)(f)(g) (Cost: $13,261,839; Original Acquisition Date: 05/29/2015)		11,118	16,464,719
Yoho (Artex Segregated Account Company) (a)(f)(g) (Cost: $12,496,000; Acquisition Date: 05/17/2016)		12,496	12,952,744

TOTAL PREFERENCE SHARES (Cost $109,857,056)			128,005,116

SHORT-TERM INVESTMENTS - 0.1%
Money Market Fund - 0.1%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.86% (i)		306,811	306,811
First American Government Obligations Fund - Class Z - 0.87% (i)		306,811	306,811
First American Treasury Obligations Fund - Class Z - 0.87% (i)		306,810	306,810
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.87% (i)		306,810	306,810
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.90% (i)		306,810	306,810

TOTAL SHORT-TERM INVESTMENTS (Cost $1,534,052)			1,534,052

TOTAL INVESTMENTS (Cost $1,164,270,240) - 100.9%			1,200,779,826

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%			(11,029,352)

TOTAL NET ASSETS - 100.0%			$1,189,750,474

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Foreign issued security. Total foreign securities by country of domicile are $1,180,378,339. Foreign concentration is as follows: Bermuda: 81.0%, Cayman Islands: 11.2%, Ireland: 5.4% and Supranatural: 1.6%.
(b)	Variable rate security. The rate shown is as of July 31, 2017.
(c)	Security is restricted to resale to institutional investors. The Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2017 was $1,021,234,927, which represented 85.8% of net assets.
(d)	All or a portion of the security is pledged as collateral for the Fund’s financing facility.
(e)	Zero-coupon bond. The rate shown is the yield to maturity.
(f)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $102,034,095, which represents 8.6% of net assets.
(g)	Security is restricted as to resale. The Fund’s Adviser has not determined this security to be liquid. The aggregate value of these securities at July 31, 2017 was $178,010,847, which represents 15.0% of net assets.
(h)	Non-income producing security.
(i)	Rate shown is the 7-day effective yield.

OPEN FUTURES CONTRACTS

DESCRIPTION	NUMBER OF CONTRACTS SOLD	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS SOLD
Euro Fx, September 2017 Settlement	119	$17,642,494	$(900,218)
Swiss Franc, September 2017 Settlement	40	5,187,000	4,906
U.S. Treasury 5-Year Note, September 2017 Settlement	76	8,979,281	(3,670)

TOTAL FUTURES CONTRACTS SOLD		$31,808,775	$(898,982)

The accompanying footnotes are an integral part of the Schedule of Investments.

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2017 (Unaudited)

	SHARES	FAIR VALUE
CONTINGENT VALUE RIGHTS (a) - 0.0%
Food Staples Retailing (a) - 0.0%
Safeway Casa Ley (b)(c)(d) (Cost: $0; Original Acquisition Date: 05/14/2013)	5,400	$5,480
Safeway PDC (b)(c)(d) (Cost: $0; Original Acquisition Date: 05/14/2013)	5,400	264

TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		5,744

SHORT-TERM INVESTMENTS - 100.5%
Money Market Funds - 0.1%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.86% (e)	61,249	61,249
First American Government Obligations Fund - Class Z - 0.87% (e)	61,248	61,248
First American Treasury Obligations Fund - Class Z - 0.87% (e)	61,249	61,249
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.87% (e)	61,248	61,248
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.90% (e)	61,248	61,248

		306,242

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 100.4%
0.544%, 08/17/2017 (f)(g)	$900,000	899,786
0.664%, 08/24/2017 (f)(g)	6,700,000	6,697,196
0.601%, 09/14/2017 (f)(g)	49,400,000	49,364,321
0.899%, 09/21/2017 (f)(g)	1,200,000	1,198,486
0.662%, 10/12/2017 (f)(g)	42,900,000	42,807,636
0.725%, 11/09/2017 (f)(g)	62,900,000	62,713,187
1.048%, 11/24/2017 (f)(g)	2,300,000	2,292,277
0.850%, 12/07/2017 (f)(g)	33,100,000	32,978,324
1.090%, 12/21/2017 (f)(g)	32,500,000	32,364,768
0.797%, 01/04/2018 (f)(g)	50,900,000	50,664,842
1.102%, 01/11/2018 (f)(g)	1,000,000	995,048
0.821%, 02/01/2018 (f)(g)	37,200,000	36,990,564
1.089%, 03/01/2018 (f)(g)	31,000,000	30,801,011

		350,767,446

TOTAL SHORT-TERM INVESTMENTS (Cost $351,316,504)		351,073,688

TOTAL INVESTMENTS (Cost $351,316,504) - 100.5%		351,079,432

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%		(1,583,652)

TOTAL NET ASSETS - 100.0%		$349,495,780

Percentages are stated as a percent of net assets.

(a)	Rounds to zero.
(b)	Non-income producing security.
(c)	Security is restricted as to resale. The Fund’s Adviser has not determined this security to be liquid. The aggregate value of these securities at July 31, 2017 was $5,744, which represents less than 0.01% of net assets.
(d)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $5,744, which represents less than 0.01% of net assets.
(e)	Rate shown is the 7-day effective yield.
(f)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(g)	All or a portion of this security is held as collateral for written put options.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI & S&P. GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WRITTEN OPTIONS

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
PUT OPTIONS
CBOE S&P 500 Index, Expires 08/02/2017, Strike Price $2480.00	322	$272,090
CBOE S&P 500 Index, Expires 08/04/2017, Strike Price $2465.00	300	132,000
CBOE S&P 500 Index, Expires 08/04/2017, Strike Price $2470.00	300	174,000
CBOE S&P 500 Index, Expires 08/07/2017, Strike Price $2470.00	200	152,000
CBOE S&P 500 Index, Expires 08/07/2017, Strike Price $2475.00	133	107,730
NASDAQ 100 Index, Expires 08/04/2017, Strike Price $5890.00	40	130,400

TOTAL PUT OPTIONS		968,220

(Premiums Received $1,251,523)

TOTAL WRITTEN OPTIONS		$968,220

(Premiums Received $1,251,523)

The accompanying footnotes are an integral part of the Schedule of Investments.

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2017 (Unaudited)

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 100.7%
Money Market Funds - 0.2%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.86% (a)	62,059	$62,059
First American Government Obligations Fund - Class Z - 0.87% (a)	62,060	62,060
First American Treasury Obligations Fund - Class Z - 0.87% (a)	62,060	62,060
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.87% (a)	62,059	62,059
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.90% (a)	62,060	62,060

		310,298

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 100.5%
0.544%, 08/17/2017 (b)(c)	$8,300,000	8,298,026
0.664%, 08/24/2017 (b)(c)	3,600,000	3,598,494
0.609%, 09/14/2017 (b)(c)	22,400,000	22,383,603
0.884%, 09/21/2017 (b)(c)	1,400,000	1,398,269
0.663%, 10/12/2017 (b)(c)	19,100,000	19,058,878
0.736%, 11/09/2017 (b)(c)	17,350,000	17,298,470
1.050%, 11/24/2017 (b)(c)	1,800,000	1,793,955
0.848%, 12/07/2017 (b)(c)	13,200,000	13,151,477
1.076%, 12/21/2017 (b)(c)	1,000,000	995,839
0.830%, 01/04/2018 (b)(c)	10,300,000	10,252,414
1.103%, 01/11/2018 (b)(c)	300,000	298,514
0.825%, 02/01/2018 (b)(c)	26,800,000	26,649,116
1.091%, 03/01/2018 (b)(c)	750,000	745,186

		125,922,241

TOTAL SHORT-TERM INVESTMENTS (Cost $126,326,130)		126,232,539

TOTAL INVESTMENTS (Cost $126,326,130) - 100.7%		126,232,539

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%		(893,946)

TOTAL NET ASSETS - 100.0%		$125,338,593

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.
(b)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(c)	All or a portion of this security is held as collateral for written put options.

WRITTEN OPTIONS

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
PUT OPTIONS
CBOE Russell 2000 Index, Expires 08/04/2017, Strike Price $1420.00	50	$24,750
CBOE Russell 2000 Index, Expires 08/04/2017, Strike Price $1425.00	439	302,910
CBOE Russell 2000 Index, Expires 08/04/2017, Strike Price $1430.00	350	329,000

TOTAL PUT OPTIONS		656,660

(Premiums Received $695,169)

TOTAL WRITTEN OPTIONS		$656,660

(Premiums Received $695,169)

The accompanying footnotes are an integral part of the Schedule of Investments.

STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND

Schedule of Investments as of July 31, 2017 (Unaudited)

	SHARES	FAIR VALUE
INVESTMENT COMPANIES - 99.9%
Open-End Mutual Funds - 99.9%
Stone Ridge U.S. Large Cap Variance Risk Premium Fund - Class I (a)	13,615,523	$152,630,015
Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I (a)	6,971,156	75,915,894

TOTAL INVESTMENT COMPANIES (Cost $207,951,222)		228,545,909

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.86% (b)	48,205	48,205
First American Government Obligations Fund - Class Z - 0.87% (b)	48,206	48,206
First American Treasury Obligations Fund - Class Z - 0.87% (b)	48,206	48,206
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.87% (b)	48,205	48,205
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.90% (b)	48,206	48,206

TOTAL SHORT-TERM INVESTMENTS (Cost $241,028)		241,028

TOTAL INVESTMENTS (Cost $208,192,250) - 100.0%		228,786,937

LIABILITIES IN EXCESS OF OTHER ASSETS (c) - (0.0)%		(111,137)

TOTAL NET ASSETS - 100.0%		$228,675,800

Percentages are stated as a percent of net assets.

(a)	Affiliated company. See Footnote 2.
(b)	Rate shown is the 7-day effective yield.
(c)	Rounds to zero.

The accompanying footnotes are an integral part of the Schedule of Investments.

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2017 (Unaudited)

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 101.2%
Money Market Funds - 6.3%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.86% (a)	1,189,990	$1,189,990
First American Government Obligations Fund - Class Z - 0.87% (a)	1,194,540	1,194,540
First American Treasury Obligations Fund - Class Z - 0.87% (a)	1,194,539	1,194,539
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.87% (a)	1,189,990	1,189,990
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.90% (a)	1,189,990	1,189,990

		5,959,049

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 94.9%
0.571%, 08/17/2017 (b)(c)	$10,000,000	9,997,500
0.600%, 09/14/2017 (b)(c)	4,200,000	4,196,971
0.838%, 10/12/2017 (b)(c)	14,100,000	14,069,643
0.713%, 11/09/2017 (b)(c)	13,100,000	13,061,093
1.065%, 11/24/2017 (b)(c)	11,000,000	10,963,062
0.831%, 12/07/2017 (b)(c)	6,250,000	6,227,025
1.113%, 12/21/2017 (b)(c)	10,000,000	9,958,390
0.799%, 01/04/2018 (b)(c)	9,250,000	9,207,265
0.821%, 02/01/2018 (b)(c)	2,100,000	2,088,177
1.116%, 03/29/2018 (b)(c)	10,000,000	9,925,500

		89,694,626

TOTAL SHORT-TERM INVESTMENTS (Cost $95,693,352)		95,653,675

TOTAL INVESTMENTS (Cost $95,693,352) - 101.2%		95,653,675

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%		(1,119,992)

TOTAL NET ASSETS - 100.0%		$94,533,683

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.
(b)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(c)	All or a portion of this security is held as collateral for written put options.

WRITTEN OPTIONS

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
PUT OPTIONS
CAC 40 Index, Expires 08/18/2017, Strike Price EUR 5,100.00	60	$39,499
CAC 40 Index, Expires 08/18/2017, Strike Price EUR 5,150.00	19	18,794
DAX Index, Expires 08/04/2017, Strike Price EUR 12,100.00	60	22,054
DAX Index, Expires 08/04/2017, Strike Price EUR 12,150.00	73	36,554
Euro Stoxx 50 Index, Expires 08/04/2017, Strike Price EUR 3,450.00	419	93,746
Euro Stoxx 50 Index, Expires 08/04/2017, Strike Price EUR 3,475.00	50	19,592
FTSE 100 Index, Expires 08/18/2017, Strike Price GBP 7,300.00	56	39,899
FTSE 100 Index, Expires 08/18/2017, Strike Price GBP 7,325.00	25	21,275
FTSE 100 Index, Expires 08/18/2017, Strike Price GBP 7,350.00	20	20,187
FTSE 100 Index, Expires 08/18/2017, Strike Price GBP 7,375.00	95	113,436
Hang Seng Index, Expires 08/30/2017, Strike Price HKD 26,800.00	14	18,551
Nikkei 225 Index, Expires 08/10/2017, Strike Price JPY 20,125.00	132	275,387
S&P/ASX 200 Index, Expires 08/17/2017, Strike Price AUD 5,700.00	56	25,222
S&P/ASX 200 Index, Expires 08/17/2017, Strike Price AUD 5,750.00	99	66,132
Swiss Market Index, Expires 08/18/2017, Strike Price CHF 9,000.00	102	72,047

TOTAL PUT OPTIONS		882,375

(Premiums Received $883,095)

TOTAL WRITTEN OPTIONS		$882,375

(Premiums Received $883,095)

The accompanying footnotes are an integral part of the Schedule of Investments.

STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2017 (Unaudited)

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 101.6%
Money Market Funds - 0.9%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.86% (a)	27,186	$27,186
First American Government Obligations Fund - Class Z - 0.87% (a)	27,186	27,186
First American Treasury Obligations Fund - Class Z - 0.87% (a)	27,185	27,185
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.87% (a)	27,185	27,185
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.90% (a)	27,185	27,185

		135,927

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 100.7%
0.546%, 08/17/2017 (b)(c)	$4,000,000	3,999,044
0.664%, 08/24/2017 (b)(c)	5,000,000	4,997,908
0.602%, 09/14/2017 (b)(c)	4,300,000	4,296,890
0.966%, 09/21/2017 (b)(c)	1,650,000	1,647,749
1.058%, 11/24/2017 (b)(c)	500,000	498,321
1.075%, 12/21/2017 (b)(c)	200,000	199,168
1.103%, 01/11/2018 (b)(c)	200,000	199,009

		15,838,089

TOTAL SHORT-TERM INVESTMENTS (Cost $15,974,015)		15,974,016

TOTAL INVESTMENTS (Cost $15,974,015) - 101.6%		15,974,016

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%		(244,054)

TOTAL NET ASSETS - 100.0%		$15,729,962

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.
(b)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(c)	All or a portion of this security is held as collateral for written put options.

WRITTEN OPTIONS

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
PUT OPTIONS
iShares China Large-Cap ETF, Expires 08/18/2017, Strike Price $42.00	150	$4,425
iShares MSCI Brazil Capped ETF, Expires 08/18/2017, Strike Price $37.00	150	6,600
iShares MSCI Emerging Markets ETF, Expires 08/04/2017, Strike Price $43.50	1,118	14,534
iShares MSCI Emerging Markets ETF, Expires 08/18/2017, Strike Price $43.50	1,872	64,584
iShares MSCI Mexico Capped ETF, Expires 08/18/2017, Strike Price $57.00	75	8,588
iShares MSCI South Korea Capped ETF, Expires 08/18/2017, Strike Price $71.00	50	8,575
Market Vectors Russia ETF, Expires 08/18/2017, Strike Price $20.00	30	990

TOTAL PUT OPTIONS		108,296

(Premiums Received $151,262)

TOTAL WRITTEN OPTIONS		$108,296

(Premiums Received $151,262)

The accompanying footnotes are an integral part of the Schedule of Investments.

STONE RIDGE INTERNATIONAL VARIANCE RISK PREMIUM MASTER FUND

Schedule of Investments as of July 31, 2017 (Unaudited)

	SHARES	FAIR VALUE
INVESTMENT COMPANIES - 99.4%
Open-End Mutual Funds - 99.4%
Stone Ridge Emerging Markets Variance Risk Premium Fund - Class I (a)	403,105	$3,958,496
Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I (a)	744,418	7,853,605

TOTAL INVESTMENT COMPANIES (Cost $10,745,292)		11,812,101

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.86% (b)	19,633	19,633
First American Government Obligations Fund - Class Z - 0.87% (b)	19,633	19,633
First American Treasury Obligations Fund - Class Z - 0.87% (b)	19,633	19,633
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.87% (b)	19,632	19,632
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.90% (b)	19,633	19,633

TOTAL SHORT-TERM INVESTMENTS (Cost $98,164)		98,164

TOTAL INVESTMENTS (Cost $10,843,456) - 100.2%		11,910,265

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(20,821)

TOTAL NET ASSETS - 100.0%		$11,889,444

Percentages are stated as a percent of net assets.

(a)	Affiliated company. See Footnote 2.
(b)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of the Schedule of Investments.

STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND

Schedule of Investments as of July 31, 2017 (Unaudited)

	SHARES	FAIR VALUE
INVESTMENT COMPANIES - 99.2%
Open-End Mutual Funds - 99.2%
Stone Ridge Emerging Markets Variance Risk Premium Fund - Class I (a)	651,944	$6,402,093
Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I (a)	1,207,611	12,740,299
Stone Ridge U.S. Large Cap Variance Risk Premium Fund - Class I (a)	1,140,552	12,785,591
Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I (a)	588,011	6,403,436

TOTAL INVESTMENT COMPANIES (Cost $35,209,117)		38,331,419

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.86% (b)	61,883	61,883
First American Government Obligations Fund - Class Z - 0.87% (b)	61,883	61,883
First American Treasury Obligations Fund - Class Z - 0.87% (b)	61,883	61,883
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.87% (b)	61,883	61,883
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.90% (b)	61,883	61,883

TOTAL SHORT-TERM INVESTMENTS (Cost $309,415)		309,415

TOTAL INVESTMENTS (Cost $35,518,532) - 100.0%		38,640,834

OTHER ASSETS IN EXCESS OF LIABILITIES (c) - 0.0%		5,382

TOTAL NET ASSETS - 100.0%		$38,646,216

Percentages are stated as a percent of net assets.

(a)	Affiliated company. See Footnote 2.
(b)	Rate shown is the 7-day effective yield.
(c)	Rounds to zero.

The accompanying footnotes are an integral part of the Schedule of Investments.

The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows:

	High Yield Fund	U.S. Large Cap VRP Fund	U.S. Small Cap VRP Fund	U.S. VRP Master Fund	International Developed Markets VRP Fund	Emerging Markets VRP Fund	International VRP Master Fund	Global Equity VRP Master Fund

Cost of investments	$1,164,270,240	$351,316,504	$126,326,130	$208,192,250	$95,693,352	$15,974,015	$10,843,456	$35,518,532

Gross unrealized appreciation	$41,098,373	$7,966	$51	$20,594,687	$1,582	$15	$1,066,809	$3,122,302
Gross unrealized depreciation	(4,588,787)	(245,038)	(93,642)	—	(41,259)	(14)	—	—

Net unrealized appreciation (depreciation)	$36,509,586	$(237,072)	$(93,591)	$20,594,687	$(39,677)	$1	$1,066,809	$3,122,302

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and apply specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.

Investment Valuation and Fair Value Measurement

The Board of Trustees (“Board”) has approved procedures pursuant to which each Fund values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee comprised of employees of Stone Ridge Asset Management LLC (the “Adviser”) to which they have delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of each Fund under the Valuation Procedures:

With respect to pricing of certain reinsurance-related event-linked or similar restricted securities (including participation notes and preference shares) for which at least one independent market-maker or two independent brokers regularly provide firm bids, the Funds will utilize an independent data delivery vendor to aggregate and provide an average bid price, if applicable, and the independent data delivery vendor will provide this pricing data to the Funds’ administrator. If the independent data delivery vendor cannot obtain independent firm bids for such securities, but there is an independent market maker or two independent brokers who will supply firm bids for such securities, then the Adviser may supply the Funds’ administrator with a contact from whom to obtain such bids, and the Funds’ administrator will contact such independent brokers, and use the bid or average bid, as applicable, as the value of the security. If, with respect to such securities, such independent firm bids are not available, but at least one independent firm or indicative bid is available, then the Adviser Valuation Committee may use that bid (or the average of those bids if more than one) as the value of the security if the Adviser Valuation Committee determines that such value is reasonable; the Adviser Valuation Committee may consider internal and/or independent external models in making that determination.

Short-term debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in open-end management companies that are registered under the Investment Company Act of 1940 (the “1940 Act”), the value of the shares of such funds is calculated based upon the net asset value per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities (other than reinsurance-related securities that are valued pursuant to the valuation methods described above) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Funds’ investments in publicly traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, and if the valuation of the applicable instrument is not covered by the valuation methods described above or if the valuation methods are described above, but such methods are deemed unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the Valuation Date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate. For purposes of determining the fair value of securities, the Adviser Valuation Committee may generally consider, without limitation: (i) indications or quotes from brokers, insurance companies, reinsurance companies or other third-party sources; (ii) valuations provided by a third-party pricing agent; (iii) internal models that take into consideration different factors determined to be relevant by the Adviser; or (iv) any combination of the above.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by a Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Fund. Information that becomes known to the Funds or their agents after the net asset value (“NAV”) has been calculated on a particular day will not be used to retroactively adjust the price of a security or the NAV determined earlier that day.

A substantial portion of the Funds’ investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Funds adhere to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Transfers between levels are recognized at the end of the reporting period. There were no transfers between levels during the reporting period. The following tables summarize the inputs used to value the Funds’ investments as of July 31, 2017.

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
High Yield Fund
Assets
Event-Linked Bonds
China	$—	$—	$2,067,405	$2,067,405
Europe	—	3,272,856	—	3,272,856
Global	—	398,515,188	33,996,958	432,512,146
Japan	—	41,279,401	—	41,279,401
Turkey	—	3,301,188	—	3,301,188
United States	—	521,035,686	16,417,198	537,452,884

Total Event-Linked Bonds	—	967,404,319	52,481,561	1,019,885,880
Participation Notes (1)	—	—	51,354,778	51,354,778
Preference Shares (1)	—	—	128,005,116	128,005,116
Money Market Funds	1,534,052	—	—	1,534,052

Total Assets	$1,534,052	$967,404,319	$231,841,455	$1,200,779,826

Other Financial Instruments*
Unrealized appreciation on futures	$4,906	$—	$—	$4,906
Unrealized depreciation on futures	(903,888)	—	—	(903,888)

Total	$(898,982)	$—	$—	$(898,982)

U.S. Large Cap VRP Fund
Assets
Contingent Value Rights (1)	$—	$—	$5,744	$5,744
Money Market Funds	306,242	—	—	306,242
U.S. Treasury Bills	—	350,767,446	—	350,767,446

Total Assets	$306,242	$350,767,446	$5,744	$351,079,432

Liabilities
Written Options	$(259,730)	$(708,490)	$—	$(968,220)

Total Liabilities	$(259,730)	$(708,490)	$—	$(968,220)

U.S. Small Cap VRP Fund (2)
Assets
Money Market Funds	$310,298	$—	$—	$310,298
U.S. Treasury Bills		125,922,241	—	125,922,241

Total Assets	$310,298	$125,922,241	$—	$126,232,539

Liabilities
Written Options	$—	$(656,660)	$—	$(656,660)

Total Liabilities	$—	$(656,660)	$—	$(656,660)

U.S. VRP Master Fund (2)
Assets
Investment Companies - Open End	$228,545,909	$—	$—	$228,545,909
Money Market Funds	241,028	—	—	241,028

Total Assets	$228,786,937	$—	$—	$228,786,937

International Developed Markets VRP Fund (2)
Assets
Money Market Funds	$5,959,049	$—	$—	$5,959,049
U.S. Treasury Bills	—	89,694,626	—	89,694,626

Total Assets	$5,959,049	$89,694,626	$—	$95,653,675

Liabilities
Written Options	$(882,375)	$—	$—	$(882,375)

Total Liabilities	$(882,375)	$—	$—	$(882,375)

Emerging Markets VRP Fund (2)
Assets
Money Market Funds	$135,927	$—	$—	$135,927
U.S. Treasury Bills	—	15,838,089	—	15,838,089

Total Assets	$135,927	$15,838,089	$—	$15,974,016

Liabilities
Written Options	$—	$(108,296)	$—	$(108,296)

Total Liabilities	$—	$(108,296)	$—	$(108,296)

International VRP Master Fund (2)
Assets
Investment Companies - Open End	$11,812,101	$—	$—	$11,812,101
Money Market Funds	98,164	—	—	98,164

Total Assets	$11,910,265	$—	$—	$11,910,265

Global Equity VRP Master Fund (2)
Assets
Investment Companies - Open End	$38,331,419	$—	$—	$38,331,419
Money Market Funds	309,415	—	—	309,415

Total Assets	$38,640,834	$—	$—	$38,640,834

*	Other financial instruments are derivatives, such as futures. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.
(1)	For further security characteristics, see the Funds’ Schedules of Investments.
(2)	The Fund measures Level 3 activity as of the beginning and end of each financial reporting period. For the period ended July 31, 2017, the Fund did not have unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets and liabilities in which significant inputs (Level 3 securities) were used in determining fair value is not applicable.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended July 31, 2017:

	High Yield Fund			U.S. Large Cap VRP Fund	U.S. Small Cap VRP Fund

	Event- Linked Bonds	Participation Notes	Preference Shares	Contingent Value Rights	Contingent Value Rights
Beginning Balance - November 1, 2016	$20,772,422	$41,943,248	$51,105,574	$5,744	$6,804
Acquisitions	60,960,846	133,801,672	90,325,635	—	—
Dispositions	(16,139,660)	(132,384,310)	(17,072,377)	—	(9,175)
Realized gains	797,460	397,749	—	—	2,779
Return of capital	(13,868,236)	—	(7,667,992)	—	—
Change in unrealized appreciation/(depreciation)	(41,271)	7,596,419	11,314,276	—	(408)
Transfers in/(out) of Level 3	—	—	—	—	—

Ending Balance - July 31, 2017	$52,481,561	$51,354,778	$128,005,116	$5,744	$—

As of July 31, 2017, the change in unrealized appreciation (depreciation) on positions still held in the High Yield Fund, U.S. Large Cap VRP Fund and U.S. Small Cap VRP Fund were $22,522,048, $0, and $0, respectively.

Unobservable inputs included original transaction price, losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes and preference shares are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of July 31, 2017.

High Yield Fund

Type of Security	Industry	Fair Value at 7/31/17	Valuation Techniques	Unobservable Inputs	Range		Weighted Average

Participation Notes	Financial Services	$1,349,047	Insurance industry loss model	Estimated losses: Estimated premium earned:	$ $	0.0MM-$0.0MM 0.0MM-$0.0MM	$ $	0.0MM 0.0MM
Preference Shares	Financial Services	$100,685,048	Insurance industry loss model	Estimated losses: Estimated premium earned:	$ $	0.0MM-$7.6MM 0.0MM-$8.5MM	$ $	1.6MM 2.2MM

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee. Other Level 3 securities not listed above were priced using an indicative bid and have a value equal to $52,481,561 for Event-Linked Bonds, $50,005,731 for Participation Notes and $27,320,068 for Preference Shares.

Derivative Transactions – The High Yield Fund, U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, International Developed Markets VRP Fund and the Emerging Markets VRP Fund engaged in derivatives for hedging and speculative purposes during the period ended July 31, 2017. The U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, International Developed Markets VRP Fund and the Emerging Markets VRP Fund also engaged in derivatives to generate income from premiums. The use of derivatives included options and futures.

Futures Contracts – The High Yield Fund, U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, International Developed Markets VRP Fund and the Emerging Markets VRP Fund may purchase and sell futures contracts. The High Yield Fund, U.S. Large Cap VRP Fund and the International Developed Markets VRP Fund held futures contracts during the period ended July 31, 2017. The U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, International Developed Markets VRP Fund and Emerging Markets VRP Fund use futures contracts to maintain appropriate equity market exposure. The High Yield Fund uses futures contracts to hedge interest rate and foreign exchange rate exposure. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, a Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, a Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract.

Such receipts or payments are known as variation margin and are recorded by a Fund as unrealized gains and losses. Variation margin is settled daily. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically-settled futures contracts, a Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The average notional amount of futures contracts during the period ended July 31, 2017, were as follows:

High Yield Fund

Total long futures contracts	$89,418
Total short futures contracts	$26,184,687

Options – The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. The U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, International Developed Markets VRP Fund and the Emerging Markets VRP Fund wrote call or put options during the period ended July 31, 2017. The Funds write put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Funds since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during the exercise period. As a writer of a put option, the Funds have the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Funds pay when purchasing a call option or receive when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale).

Options on indices are similar to options on securities, except that upon exercise index options require cash payments and do not involve the actual purchase or sale of securities.

The average market values of written options for the period ended July 31, 2017, were as follows:

	U.S. Large Cap VRP Fund	U.S. Small Cap VRP Fund	International Developed Markets VRP Fund	Emerging Markets VRP Fund

Written Options	$1,261,350	$996,816	$1,071,903	$567,971

Transactions in written options during the period ended July 31, 2017 were as follows:

	U.S. Large Cap VRP Fund		U.S. Small Cap VRP Fund
Put Options	Contracts	Premiums	Contracts	Premiums

Outstanding, beginning of period	1,658	$2,128,608	1,033	$1,233,450
Options written	91,657	81,882,749	61,694	59,630,630
Options terminated in closing transactions	(49,226)	(47,346,675)	(50,586)	(51,256,671)
Options exercised	(10,743)	(8,039,842)	(4,743)	(4,078,278)
Options expired	(32,051)	(27,373,317)	(6,559)	(4,833,962)

Outstanding, end of period	1,295	$1,251,523	839	$695,169

	International Developed Markets VRP Fund		Emerging Markets VRP Fund
Put Options	Contracts	Premiums	Contracts	Premiums

Outstanding, beginning of period	1,539	$1,109,698	12,548	$642,765
Options written	74,135	30,569,277	296,952	14,377,213
Options terminated in closing transactions	(48,579)	(22,526,461)	(268,576)	(13,638,947)
Options exercised	(12,173)	(3,980,075)	(1,923)	(39,169)
Options expired	(13,642)	(4,289,344)	(35,556)	(1,190,600)

Outstanding, end of period	1,280	$883,095	3,445	$151,262

Statement of Assets and Liabilities — Values of Derivatives at July 31, 2017

	ASSET DERIVATIVES

	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

High Yield Fund
Futures
Foreign exchange contracts	Net assets - Unrealized appreciation*	$4,906

*	Reflects cumulative unrealized appreciation of futures contracts as reported in the Schedule of Investments.

Statement of Assets and Liabilities — Values of Derivatives at July 31, 2017

	LIABILITY DERIVATIVES

	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

High Yield Fund
Futures
Foreign exchange contracts	Net assets - Unrealized depreciation*	$900,218
Interest rate contracts	Net assets - Unrealized depreciation*	3,670

U.S. Large Cap VRP Fund
Options
Equity contracts	Written options, at fair value	968,220

U.S. Small Cap VRP Fund
Options
Equity contracts	Written options, at fair value	656,660

International Developed Markets VRP Fund
Options
Equity contracts	Written options, at fair value	882,375

Emerging Markets VRP Fund
Options
Equity contracts	Written options, at fair value	108,296

*	Reflects cumulative unrealized depreciation of futures contracts as reported in the Schedule of Investments.

2. Transactions with Affiliates

The following issuers may be deemed to be affiliated with the Funds during the period ended July 31, 2017. As defined in
Section (2)(a)(3) of the 1940 Act; such issuers are:

	U.S. VRP Master Fund					International VRP Master Fund

	U.S. Large Cap VRP Fund - Class I		U.S. Small Cap VRP Fund - Class I		Total	International Developed Markets VRP Fund - Class I		Emerging Markets VRP Fund - Class I	Total

November 1, 2016 Balance
Shares	13,510,250		7,010,409			806,654		434,934
Cost	$136,580,934		$70,142,253		$206,723,187	$7,786,213		$3,908,194	$11,694,407
Additions
Shares	1,348,940		520,694			12,797		17,181
Cost	$14,300,000		$5,500,000			$127,190		$150,000
Reductions
Shares	1,243,667		559,947			75,033		49,010
Cost	$12,847,947		$5,724,018			$749,884		$476,421
July 31, 2017 Balance
Shares	13,615,523		6,971,156			744,418		403,105
Cost	$138,032,987		$69,918,235		$207,951,222	$7,163,519		$3,581,773	$10,745,292
Value	$152,630,015		$75,915,894		$228,545,909	$7,853,605		$3,958,496	$11,812,101
Dividend Income	$84,960		$—		$84,960	$—		$—	$—
Realized Gain/(Loss)	$6,534,608	(1)	$1,412,675	(2)	$7,947,283	$27,306	(3)	$(26,421)	$885

	Global Equity VRP Master Fund

	U.S. Large Cap VRP Fund - Class I		U.S. Small Cap VRP Fund - Class I		International Developed Markets VRP Fund - Class I		Emerging Markets VRP Fund - Class I	Total

November 1, 2016 Balance
Shares	1,284,355		662,390		1,405,771		745,149
Cost	$13,456,056		$6,611,685		$13,545,620		$6,758,620	$40,371,981
Additions
Shares	111,719		37,646		77,827		71,265
Cost	$1,200,000		$400,000		$800,000		$650,000
Reductions
Shares	255,522		112,025		275,987		164,470
Cost	$2,727,034		$1,150,007		$2,734,042		$1,601,781
July 31, 2017 Balance
Shares	1,140,552		588,011		1,207,611		651,944
Cost	$11,929,022		$5,861,678		$11,611,578		$5,806,839	$35,209,117
Value	$12,785,591		$6,403,436		$12,740,299		$6,402,093	$38,331,419
Dividend Income	$7,877		$—		$—		$—	$7,877
Realized Gain/(Loss)	$636,903	(4)	$160,861	(5)	$164,506	(6)	$(51,781)	$910,489

(1)	Includes $6,082,555 of long-term capital gain distributions.
(2)	Includes $1,186,693 of long-term capital gain distributions.
(3)	Includes $27,190 of long-term capital gain distributions.
(4)	Includes $563,937 of long-term capital gain distributions.
(5)	Includes $110,868 of long-term capital gain distributions.
(6)	Includes $48,548 of long-term capital gain distributions.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stone Ridge Trust

By (Signature and Title)	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date:	9/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date:	9/28/2017

By (Signature and Title)*	/s/ Patrick Kelly
Patrick Kelly, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer

Date:	9/28/2017

*	Print the name and title of each signing officer under his or her signature.